Product Warranties - Activity Related To Product Warranty Liability (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Jul. 31, 2012
Product warranty liability
Balance at beginning of period	$ 156	$ 166	$ 166	$ 185
Warranty cost incurred	(35)	(27)	(104)	(118)
Accrued warranty cost	17	40
Balance at end of period	138	179	156	166
Cortelco Systems Holding Corp [Member]
Product warranty liability
Balance at beginning of period	135	139	139	164
Warranty cost incurred	(23)	(27)	(101)	(108)
Accrued warranty cost	12	40
Balance at end of period	$ 124	$ 179	$ 135	$ 139